Significant accounting policies - Term of leases in which the Group is engaged (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Vessels | Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Lease term (in years)	1 year	1 year
Vessels | Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Lease term (in years)	6 years	6 years
Containers | Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Lease term (in years)	1 year	1 year
Containers | Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Lease term (in years)	13 years	13 years
Buildings, vehicles and other assets | Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Lease term (in years)	1 year	1 year
Buildings, vehicles and other assets | Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Lease term (in years)	10 years	10 years